Schedule of Other Assets (Details) - CAD ($) $ in Millions	Jan. 31, 2022	Oct. 31, 2021
Other Assets
Accounts receivable and other items	$ 9,577	$ 9,144
Accrued interest	2,197	2,196
Current income tax receivable	3,921	1,862
Defined benefit asset	988	637
Insurance-related assets, excluding investments	2,067	2,040
Prepaid expenses	1,181	1,300
Total	$ 19,931	$ 17,179